Note 13 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Non-capital losses	$ 4,132,896	$ 4,132,896
Exploration and evaluation assets	(5,567,778)	(5,567,778)
Net deferred tax liabilities	$ (1,434,882)	$ (1,434,882)